(25) EQUITY (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Equity [Line Items]
Equity attributable to noncontrolling interests, beginning balance		R$ 2,269,634	R$ 2,224,816	R$ 2,402,648
Equity attributable to noncontrolling interests		45,626	107,955	63,292
Gain in equity without change in control		75,298
Acquisition of non-controlling interests		(2,072,635)
Dividends		(29,109)	(68,685)	(118,220)
Other movements		45	5,548	(113)
Capital increase (reduction)				(122,791)
Equity attributable to noncontrolling interests, ending balance.		288,857	2,269,634	2,224,816
CERAN [Member]
Disclosure Of Equity [Line Items]
Equity attributable to noncontrolling interests, beginning balance		R$ 76,448	R$ 86,031	R$ 263,719
Equity interests and voting capital (Beginning)		35.00%	35.00%	35.00%
Equity attributable to noncontrolling interests		R$ 36,914	R$ 34,731	R$ 37,949
Dividends		(9,228)	(44,314)	(92,832)
Other movements
Capital increase (reduction)				(122,806)
Equity attributable to noncontrolling interests, ending balance.		R$ 104,134	R$ 76,448	R$ 86,031
Equity attributable to noncontrolling interests, ending balance		35.00%	35.00%	35.00%
CPFL Renovaveis [Member]
Disclosure Of Equity [Line Items]
Equity attributable to noncontrolling interests, beginning balance		R$ 2,112,693	R$ 2,058,079	R$ 2,060,963
Equity interests and voting capital (Beginning)		48.44%	48.40%	48.40%
Equity attributable to noncontrolling interests		R$ 950	R$ 62,470	R$ 13,720
Gain in equity without change in control		75,298
Acquisition of non-controlling interests	[1]	(2,072,635)
Dividends		(11,895)	(13,511)	(16,619)
Other movements		122	5,656
Capital increase (reduction)				15
Equity attributable to noncontrolling interests, ending balance.		R$ 104,532	R$ 2,112,693	R$ 2,058,079
Equity attributable to noncontrolling interests, ending balance		0.06%	48.44%	48.40%
Paulista Lajeado [Member]
Disclosure Of Equity [Line Items]
Equity attributable to noncontrolling interests, beginning balance		R$ 80,493	R$ 80,707	R$ 77,966
Equity interests and voting capital (Beginning)		40.07%	40.07%	40.07%
Equity attributable to noncontrolling interests		R$ 7,762	R$ 10,754	R$ 11,623
Dividends		(7,986)	(10,860)	(8,769)
Other movements		(77)	(108)	(113)
Capital increase (reduction)
Equity attributable to noncontrolling interests, ending balance.		R$ 80,191	R$ 80,493	R$ 80,707
Equity attributable to noncontrolling interests, ending balance		40.07%	40.07%	40.07%

[1]	Refers to acquisition of 46.76% interest in subsidiary CPFL Renovaveis by the Company from the controlling shareholder State Grid.